Reportable Segments (Lake Charles Revenue) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 9,536	$ 10,616	$ 11,594	$ 10,380	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 42,126	$ 55,691	$ 48,335
External Customers [Member]
Revenues									18,449	7,343	0
Investment in Lake Charles LNG [Member] | External Customers [Member]
Revenues									$ 216	$ 216	$ 216